Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Income (Detail)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Statement of Income Captions [Line Items]
General and administrative	¥ (236,551,077)	$ (33,978,436)	¥ (151,075,936)	¥ (101,276,675)
Interest Income	96,004,567	13,790,193	61,465,449	16,164,309
Foreign exchange (loss)	5,141,112	738,475	1,447,099	(25,403,473)
Income from equity method investments	(926,205)	(133,041)	42,684,659	4,855,508
Net income before income taxes	487,819,233	70,070,849	396,006,889	468,460,432
Income tax expense	(82,960,493)	(11,916,529)	(89,082,554)	(119,403,000)
Net income	404,858,740	58,154,320	306,924,335	349,057,432
Other comprehensive (loss) income, net of tax	9,977,742		109,851,694	(398,698)
Total comprehensive income, net of tax	414,836,482	59,587,533	416,776,029	348,658,734
Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
General and administrative	(10,164,242)	(1,460,002)	(6,896,907)
Interest Income	4,831,112	693,946	12,949,945
Foreign exchange (loss)	(26,334)	(3,783)
Income from equity method investments	396,273,356	56,921,107	296,639,027	341,009,811
Net income before income taxes	390,913,892	56,151,268	302,692,065	341,009,811
Income tax expense	0	0
Net income	390,913,892	56,151,268	302,692,065	341,009,811
Other comprehensive (loss) income, net of tax	9,977,742	1,433,213	109,851,694	(398,698)
Total comprehensive income, net of tax	¥ 400,891,634	$ 57,584,481	¥ 412,543,759	¥ 340,611,113